INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS:

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a.    The Company’s intangible assets represent in-licenses of R&D assets and Commercialization assets (rights related to Movantik®). The changes in those assets are as follows:

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?	?	?	?	?
?		Year Ended December 31,
?		2022		2021
?		U.S. dollars in thousands
?	?		?
R&D assets:	?	?	?	?
Cost:	?	?	?	?
Balance at beginning of year	?	5,757	?	5,757
Balance at end of year	?	5,757	?	5,757
Accumulated amortization:	?	?	?	?
Balance at beginning of year	?	(116)	?	(50)
Amortization charges	?	(32)	?	(66)
Balance at end of year	?	(148)	?	(116)
?	?	5,609	?	5,641
Commercialization assets:	?	?	?	?
Cost:	?	?	?	?
Balance at beginning of year	?	89,373	?	89,373
Balance at end of year	?	89,373	?	89,373
Accumulated impairments and amortization:	?	?	?	?
Balance at beginning of year	?	(23,370)	?	(7,201)
Amortization and impairment charges see (b) below	?	(5,986)	?	(16,169)
Balance at end of year	?	(29,356)	?	(23,370)
?	?	60,017	?	66,003
?	?	65,626	?	71,644

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The Company estimated the useful life of assets related to Movantik® at 10.5 years from the date of acquisition (April 2020). In 2021, due to a litigation settlement concerning Movantik®’s IP, the Company has revised its estimation of the useful life of this asset to be 12.5 years from the date of acquisition. Moreover, the Company estimated the useful life of the assets related to Talicia® and Aemcolo® at approximately 15 years from marketing approval date and approximately 11 years from the date of acquisition, respectively (November 2019 and October 2019, respectively). The amortization expenses are recognized under Cost of Revenues in the Consolidated Statements of Comprehensive Loss. For further details regarding the intangible assets, see notes 2h, 3, and 15.

b.    Intangible assets impairment:

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1)	Following the decrease in Movantik® net revenues, the Company tested for impairment of the related intangible asset as of June 30, 2022, and determined the recoverable amount of the asset. The weighted average cost of capital (WACC) used to discount the asset’s cash flows was 17.8%. No impairment was required as the recoverable amount of the asset was higher than the asset’s book value as of June 30, 2022. As of December 31, 2022, the Company concluded that no indication that the asset may be impaired exists and therefore did not re-estimate the recoverable amount of the asset. The agreement described in notes 14 and 27(a) to extinguish of all of RedHill Inc. debt obligations in exchange for the transfer of its rights in Movantik® is an indication that the recoverable amount of the intangible asset related to Movantik® is higher than the asset’s book value as of December 31, 2022.
2)	Following the prolongation of the COVID-19 pandemic and its significant impact on worldwide travel, the Company expected a continued decrease in U.S. outbound travel and the potential market for Aemcolo®, for traveler’s diarrhea. Accordingly, the Company has reevaluated the recoverable amount of the intangible asset related to Aemcolo®. Based mainly on estimates of the asset’s potential market, peak market share and the period in which it will be reached (including the likelihood of early termination of the license before it will be reached), the Company considered the Aemcolo® asset to be entirely impaired. Accordingly, as of December 31, 2021, the Company recognized an impairment loss of $8.9 million. The significant change in assumption is related to attributing a probability greater than zero to the possibility of early termination before the Company will generate meaningful revenues, that are greater than the Company’s investment in the asset. The impairment loss was recognized under Cost of Revenues in the Consolidated Statements of Comprehensive Loss.